Derivative financial instruments - Disclosure of changes in fair value of derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	$ 85,568
Net assets, end of period	90,439	$ 85,568
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)	961	881
Derivative asset (liability)	1,590	1,057
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	176	84
Gains (losses) recognized in the income statement	961	530
Purchases, fair value measurement, assets	3
Sales, fair value measurement, assets		(32)
Settlements	(396)	(346)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(115)	(60)
Net assets, end of period	629	176
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	191	71
Gains (losses) recognized in the income statement	302	250
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets		0
Settlements	(248)	(135)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(46)	5
Net assets, end of period	199	191
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	147	28
Gains (losses) recognized in the income statement	410	184
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets		0
Settlements	(33)	(22)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	10	(43)
Net assets, end of period	534	147
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	(173)	(125)
Gains (losses) recognized in the income statement	407	162
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets		0
Settlements	(115)	(189)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(79)	(21)
Net assets, end of period	40	(173)
Level 3 | Derivatives | Currency derivatives [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	5	0
Gains (losses) recognized in the income statement	(159)	5
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets		0
Settlements	0	0
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	0
Net assets, end of period	(154)	5
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	6	110
Gains (losses) recognized in the income statement	1	(71)
Purchases, fair value measurement, assets	3
Sales, fair value measurement, assets		(32)
Settlements	0	0
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	(1)
Net assets, end of period	$ 10	$ 6